                            [LOGO OF NATIONWIDE/(R)/]


                                 NATIONWIDE/(R)/
                                    VARIABLE
                                   ACCOUNT-12


                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2004


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-5397-12/04

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-12
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
     1,642,008 shares (cost $11,611,062) ....................................   $  12,631,308
    W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
     1,049,544 shares (cost $7,602,752) .....................................       8,058,715
    W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
     1,014,889 shares (cost $5,731,151) .....................................       5,557,736
    W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
     1,009,120 shares (cost $9,621,201) .....................................      10,330,261
    W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
     1,163,706 shares (cost $5,923,592) .....................................       6,359,070
    W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
     2,545,992 shares (cost $20,250,920) ....................................      21,317,085
    W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
     1,592,891 shares (cost $5,533,820) .....................................       5,459,792
    W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
     115,891 shares (cost $2,032,453) .......................................       2,221,418
    W & R Target Funds, Inc. - International Portfolio (WRIntl)
     469,926 shares (cost $2,819,612) .......................................       3,126,606
    W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
     721,634 shares (cost $4,088,081) .......................................       4,011,778
    W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
     93,598 shares (cost $1,201,047) ........................................       1,385,176
    W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
     1,916,460 shares (cost $1,916,460) .....................................       1,916,460
    W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec)
     116,773 shares (cost $608,718) .........................................         593,101
    W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
     177,191 shares (cost $1,089,497) .......................................       1,154,859
    W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
     463,350 shares (cost $5,954,041) .......................................       6,672,891
    W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
     479,268 shares (cost $4,147,755) .......................................       4,639,791
    W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
     228,105 shares (cost $3,606,537) .......................................       3,794,042
    W & R Target Funds, Inc. - Value Portfolio (WRValue)
     2,268,325 shares (cost $13,016,905) ....................................      14,114,652
                                                                                -------------
       Total investments ....................................................     113,344,741
  Accounts receivable .......................................................               -
                                                                                -------------
       Total assets .........................................................     113,344,741
Accounts payable ............................................................           6,103
                                                                                -------------
Contract owners' equity (note 4) ............................................   $ 113,338,638
                                                                                =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                               Total            WRAsStrat           WRBal             WRBnd
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends .................................   $    1,327,930           158,827           112,458           234,926
  Mortality and expense risk charges (note 2) ..........         (647,858)          (72,955)          (54,484)          (35,501)
                                                           --------------    --------------    --------------    --------------
    Net investment income (loss) .......................          680,072            85,872            57,974           199,425
                                                           --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ................        3,587,059           248,550           131,614            85,355
  Cost of mutual fund shares sold ......................       (3,478,439)         (229,516)         (118,701)          (85,953)
                                                           --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ................          108,620            19,034            12,913              (598)
  Change in unrealized gain (loss) on investments ......        6,361,536           993,079           429,222          (166,709)
                                                           --------------    --------------    --------------    --------------
    Net gain (loss) on investments .....................        6,470,156         1,012,113           442,135          (167,307)
                                                           --------------    --------------    --------------    --------------
  Reinvested capital gains .............................          366,830            84,731                 -            61,636
                                                           --------------    --------------    --------------    --------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ........   $    7,517,058         1,182,716           500,109            93,754
                                                           ==============    ==============    ==============    ==============

                                                              WRCoreEq          WRDivInc          WRGrowth           WRHiInc
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends .................................           62,034            38,559            57,372           353,801
  Mortality and expense risk charges (note 2) ..........          (60,898)          (30,437)         (132,088)          (29,892)
                                                           --------------    --------------    --------------    --------------
    Net investment income (loss) .......................            1,136             8,122           (74,716)          323,909
                                                           --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ................           62,686            72,418            70,153           133,320
  Cost of mutual fund shares sold ......................          (55,506)          (70,049)          (56,646)         (123,498)
                                                           --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ................            7,180             2,369            13,507             9,822
  Change in unrealized gain (loss) on investments ......          666,642           435,478         1,008,725           (76,786)
                                                           --------------    --------------    --------------    --------------
    Net gain (loss) on investments .....................          673,822           437,847         1,022,232           (66,964)
                                                           --------------    --------------    --------------    --------------
  Reinvested capital gains .............................                -                 -                 -                 -
                                                           --------------    --------------    --------------    --------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ........          674,958           445,969           947,516           256,945
                                                           ==============    ==============    ==============    ==============

                                                              WRIntlII           WRIntl           WRLTBond          WRMicCpGr
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends .................................   $       20,956            18,985           109,223                 -
  Mortality and expense risk charges (note 2) ..........           (8,343)          (17,928)          (24,973)           (6,802)
                                                           --------------    --------------    --------------    --------------
    Net investment income (loss) .......................           12,613             1,057            84,250            (6,802)
                                                           --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ................           20,369           108,827            46,000            65,838
  Cost of mutual fund shares sold ......................          (19,042)          (99,868)          (46,084)          (71,779)
                                                           --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ................            1,327             8,959               (84)           (5,941)
  Change in unrealized gain (loss) on investments ......          188,966           300,054           (74,667)          184,129
                                                           --------------    --------------    --------------    --------------
    Net gain (loss) on investments .....................          190,293           309,013           (74,751)          178,188
                                                           --------------    --------------    --------------    --------------
  Reinvested capital gains .............................           16,544                 -                 -                 -
                                                           --------------    --------------    --------------    --------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ........   $      219,450           310,070             9,499           171,386
                                                           ==============    ==============    ==============    ==============

                                                               WRMMkt           WRMortSec        WRRealEstS         WRSciTech
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Reinvested dividends .................................            6,213            10,923             5,942                 -
  Mortality and expense risk charges (note 2) ..........           (9,850)           (1,191)           (2,187)          (34,732)
                                                           --------------    --------------    --------------    --------------
    Net investment income (loss) .......................           (3,637)            9,732             3,755           (34,732)
                                                           --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ................        2,192,399             1,997            12,492            62,595
  Cost of mutual fund shares sold ......................       (2,192,399)           (1,978)          (11,067)          (49,409)
                                                           --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ................                -                19             1,425            13,186
  Change in unrealized gain (loss) on investments ......                -           (15,617)           65,362           701,693
                                                           --------------    --------------    --------------    --------------
    Net gain (loss) on investments .....................                -           (15,598)           66,787           714,879
                                                           --------------    --------------    --------------    --------------
  Reinvested capital gains .............................                -             7,415            13,737                 -
                                                           --------------    --------------    --------------    --------------
      Net increase (decrease) in contract
       owners' equity resulting from operations ........           (3,637)            1,549            84,279           680,147
                                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                               WRSmCap          WRSmCpVal          WRValue
                                                           --------------    --------------    --------------
Investment activity:
  Reinvested dividends .................................   $            -                 -           137,711
  Mortality and expense risk charges (note 2) ..........          (26,271)          (18,029)          (81,297)
                                                           --------------    --------------    --------------
    Net investment income (loss) .......................          (26,271)          (18,029)           56,414
                                                           --------------    --------------    --------------
  Proceeds from mutual fund shares sold ................          126,615           114,444            31,387
  Cost of mutual fund shares sold ......................         (110,059)         (113,839)          (23,046)
                                                           --------------    --------------    --------------
    Realized gain (loss) on investments ................           16,556               605             8,341
  Change in unrealized gain (loss) on investments ......          472,752           187,505         1,061,708
                                                           --------------    --------------    --------------
    Net gain (loss) on investments .....................          489,308           188,110         1,070,049
                                                           --------------    --------------    --------------
  Reinvested capital gains .............................                -           182,767                 -
                                                           --------------    --------------    --------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ................   $      463,037           352,848         1,126,463
                                                           ==============    ==============    ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                        Total                             WRAsStrat
                                                           --------------------------------    --------------------------------
                                                                2004              2003              2004              2003
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) .........................   $      680,072            19,074            85,872             1,641
  Realized gain (loss) on investments ..................          108,620            25,870            19,034             5,410
  Change in unrealized gain (loss) on investments ......        6,361,536           239,960           993,079            27,021
  Reinvested capital gains .............................          366,830             2,298            84,731             2,298
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........        7,517,058           287,202         1,182,716            36,370
                                                           --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................      105,424,459         2,700,530        11,246,779           459,935
  Transfers between funds ..............................                -                 -            55,261            (8,469)
  Redemptions (note 3) .................................       (2,667,694)         (123,978)         (345,122)          (19,334)
  Annuity benefits .....................................         (176,800)          (88,570)          (28,733)          (13,742)
  Annual contract maintenance charges (note 2) .........             (151)                -               (13)                -
  Contingent deferred sales charges (note 2) ...........          (12,799)                -            (2,071)                -
  Adjustments to maintain reserves .....................            3,119               120             1,406               253
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................      102,570,134         2,488,102        10,927,507           418,643
                                                           --------------    --------------    --------------    --------------
Net change in contract owners' equity ..................      110,087,192         2,775,304        12,110,223           455,013
Contract owners' equity beginning of period ............        3,251,446           476,142           521,371            66,358
                                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..................   $  113,338,638         3,251,446        12,631,594           521,371
                                                           ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ......................................          277,233            47,277            47,341             6,616
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................       11,793,911           239,467         1,197,110            42,668
  Units redeemed .......................................       (1,568,866)           (9,511)         (103,529)           (1,943)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................       10,502,278           277,233         1,140,922            47,341
                                                           ==============    ==============    ==============    ==============

                                                                        WRBal                               WRBnd
                                                           --------------------------------    --------------------------------
                                                                2004              2003              2004              2003
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) .........................           57,974              (348)          199,425             8,330
  Realized gain (loss) on investments ..................           12,913             4,497              (598)              149
  Change in unrealized gain (loss) on investments ......          429,222            28,482          (166,709)           (4,601)
  Reinvested capital gains .............................                -                 -            61,636                 -
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........          500,109            32,631            93,754             3,878
                                                           --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................        7,482,090           303,475         5,434,418           207,782
  Transfers between funds ..............................           13,459             3,853           (11,522)           (7,722)
  Redemptions (note 3) .................................         (277,098)           (6,390)         (192,412)          (33,664)
  Annuity benefits .....................................          (24,625)          (12,037)          (11,209)          (12,361)
  Annual contract maintenance charges (note 2) .........              (23)                -               (10)                -
  Contingent deferred sales charges (note 2) ...........           (1,365)                -            (2,351)                -
  Adjustments to maintain reserves .....................              932               404             1,115              (198)
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................        7,193,370           289,305         5,218,029           153,837
                                                           --------------    --------------    --------------    --------------
Net change in contract owners' equity ..................        7,693,479           321,936         5,311,783           157,715
Contract owners' equity beginning of period ............          365,215            43,279           245,885            88,170
                                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..................        8,058,694           365,215         5,557,668           245,885
                                                           ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ......................................           30,976             4,306            23,626             8,694
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................          814,453            27,151           623,100            17,223
  Units redeemed .......................................          (99,300)             (481)         (101,248)           (2,291)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................          746,129            30,976           545,478            23,626
                                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       WRCoreEq                            WRDivInc
                                                           --------------------------------    --------------------------------
                                                                2004              2003              2004              2003
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) .........................   $        1,136              (547)            8,122                 -
  Realized gain (loss) on investments ..................            7,180             1,855             2,369                 -
  Change in unrealized gain (loss) on investments ......          666,642            46,780           435,478                 -
  Reinvested capital gains .............................                -                 -                 -                 -
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........          674,958            48,088           445,969                 -
                                                           --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................        9,037,317           344,777         5,994,363                 -
  Transfers between funds ..............................          333,946             4,617            27,335                 -
  Redemptions (note 3) .................................         (165,323)          (11,719)         (107,862)                -
  Annuity benefits .....................................          (24,768)          (16,223)             (609)                -
  Annual contract maintenance charges (note 2) .........              (23)                -                (8)                -
  Contingent deferred sales charges (note 2) ...........           (1,038)                -              (152)                -
  Adjustments to maintain reserves .....................              766              (195)           (1,369)                -
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................        9,180,877           321,257         5,911,698                 -
                                                           --------------    --------------    --------------    --------------
Net change in contract owners' equity ..................        9,855,835           369,345         6,357,667                 -
Contract owners' equity beginning of period ............          474,336           104,991                 -                 -
                                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..................   $   10,330,171           474,336         6,357,667                 -
                                                           ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ......................................           40,779            10,426                 -                 -
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................          996,885            31,282           658,025                 -
  Units redeemed .......................................          (95,687)             (929)          (63,564)                -
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................          941,977            40,779           594,461                 -
                                                           ==============    ==============    ==============    ==============

                                                                       WRGrowth                            WRHiInc
                                                           --------------------------------    --------------------------------
                                                                2004              2003              2004              2003
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) .........................          (74,716)           (4,035)          323,909            14,224
  Realized gain (loss) on investments ..................           13,507             6,336             9,822               615
  Change in unrealized gain (loss) on investments ......        1,008,725            59,002           (76,786)            5,262
  Reinvested capital gains .............................                -                 -                 -                 -
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........          947,516            61,303           256,945            20,101
                                                           --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................       19,886,302           562,062         5,181,350           176,119
  Transfers between funds ..............................          672,584                 -           (70,370)           11,518
  Redemptions (note 3) .................................         (821,170)          (24,225)         (113,853)           (5,129)
  Annuity benefits .....................................          (24,945)           (9,632)          (22,528)           (8,581)
  Annual contract maintenance charges (note 2) .........              (19)                -               (13)                -
  Contingent deferred sales charges (note 2) ...........           (3,549)                -              (401)                -
  Adjustments to maintain reserves .....................            2,004                85               570               129
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................       19,711,207           528,290         4,974,755           174,056
                                                           --------------    --------------    --------------    --------------
Net change in contract owners' equity ..................       20,658,723           589,593         5,231,700           194,157
Contract owners' equity beginning of period ............          657,969            68,376           228,081            33,924
                                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..................       21,316,692           657,969         5,459,781           228,081
                                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................................           54,968             6,924            18,880             3,312
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................        2,370,594            49,631           494,000            15,885
  Units redeemed .......................................         (327,153)           (1,587)          (28,606)             (317)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................        2,098,409            54,968           484,274            18,880
                                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       WRIntlII                            WRIntl
                                                           --------------------------------   --------------------------------
                                                                2004              2003             2004              2003
                                                           --------------    --------------   --------------    --------------
Investment activity:
  Net investment income (loss) .........................   $       12,613                 -            1,057               451
  Realized gain (loss) on investments ..................            1,327                 -            8,959               180
  Change in unrealized gain (loss) on investments ......          188,966                 -          300,054             6,899
  Reinvested capital gains .............................           16,544                 -                -                 -
                                                           --------------    --------------   --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........          219,450                 -          310,070             7,530
                                                           --------------    --------------   --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................        1,981,976                 -        2,539,312            43,711
  Transfers between funds ..............................           27,595                 -          260,520             1,754
  Redemptions (note 3) .................................           (7,278)                -          (36,742)           (1,530)
  Annuity benefits .....................................                -                 -           (2,311)             (639)
  Annual contract maintenance charges (note 2) .........               (5)                -               (8)                -
  Contingent deferred sales charges (note 2) ...........             (338)                -             (113)                -
  Adjustments to maintain reserves .....................               (5)                -              232                53
                                                           --------------    --------------   --------------    --------------
      Net equity transactions ..........................        2,001,945                 -        2,760,890            43,349
                                                           --------------    --------------   --------------    --------------
Net change in contract owners' equity ..................        2,221,395                 -        3,070,960            50,879
Contract owners' equity beginning of period ............                -                 -           55,690             4,811
                                                           --------------    --------------   --------------    --------------
Contract owners' equity end of period ..................   $    2,221,395                 -        3,126,650            55,690
                                                           ==============    ==============   ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................................                -                 -            4,648               494
                                                           --------------    --------------   --------------    --------------
  Units purchased ......................................          192,886                 -          284,359             4,283
  Units redeemed .......................................           (1,105)                -          (11,547)             (129)
                                                           --------------    --------------   --------------    --------------
  Ending units .........................................          191,781                 -          277,460             4,648
                                                           ==============    ==============   ==============    ==============

                                                                      WRLTBond                           WRMicCpGr
                                                           --------------------------------   --------------------------------
                                                                2004              2003              2004              2003
                                                           --------------    --------------   --------------    --------------
Investment activity:
  Net investment income (loss) .........................           84,250             1,896           (6,802)                -
  Realized gain (loss) on investments ..................              (84)              203           (5,941)                -
  Change in unrealized gain (loss) on investments ......          (74,667)           (1,184)         184,129                 -
  Reinvested capital gains .............................                -                 -                -                 -
                                                           --------------    --------------   --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........            9,499               915          171,386                 -
                                                           --------------    --------------   --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................        3,692,103            76,179        1,222,354                 -
  Transfers between funds ..............................          275,772            (3,797)          18,198                 -
  Redemptions (note 3) .................................          (66,202)           (3,285)         (26,429)                -
  Annuity benefits .....................................           (7,586)           (3,897)            (336)                -
  Annual contract maintenance charges (note 2) .........                -                 -               (2)                -
  Contingent deferred sales charges (note 2) ...........             (241)                -              (42)                -
  Adjustments to maintain reserves .....................              258               453               64                 -
                                                           --------------    --------------   --------------    --------------
      Net equity transactions ..........................        3,894,104            65,653        1,213,807                 -
                                                           --------------    --------------   --------------    --------------
Net change in contract owners' equity ..................        3,903,603            66,568        1,385,193                 -
Contract owners' equity beginning of period ............          108,111            41,543                -                 -
                                                           --------------    --------------   --------------    --------------
Contract owners' equity end of period ..................        4,011,714           108,111        1,385,193                 -
                                                           ==============    ==============   ==============    ==============
CHANGES IN UNITS:
  Beginning units ......................................           10,488             4,095                -                 -
                                                           --------------    --------------   --------------    --------------
  Units purchased ......................................          424,051             6,868          136,490                 -
  Units redeemed .......................................          (32,941)             (475)          (3,566)                -
                                                           --------------    --------------   --------------    --------------
  Ending units .........................................          401,598            10,488          132,924                 -
                                                           ==============    ==============   ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                        WRMMkt                            WRMortSec
                                                           --------------------------------    --------------------------------
                                                                2004              2003              2004              2003
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) .........................   $       (3,637)               (7)            9,732                 -
  Realized gain (loss) on investments ..................                -                 -                19                 -
  Change in unrealized gain (loss) on investments ......                -                 -           (15,617)                -
  Reinvested capital gains .............................                -                 -             7,415                 -
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........           (3,637)               (7)            1,549                 -
                                                           --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................        4,245,828             3,528           569,181                 -
  Transfers between funds ..............................       (2,283,725)           (1,754)           23,888                 -
  Redemptions (note 3) .................................          (46,862)                -            (1,516)                -
  Annuity benefits .....................................             (109)              (86)                -                 -
  Annual contract maintenance charges (note 2) .........                -                 -                 -                 -
  Contingent deferred sales charges (note 2) ...........                -                 -                 -                 -
  Adjustments to maintain reserves .....................            3,127                (1)               14                 -
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................        1,918,259             1,687           591,567                 -
                                                           --------------    --------------    --------------    --------------
Net change in contract owners' equity ..................        1,914,622             1,680           593,116                 -
Contract owners' equity beginning of period ............            1,680                 -                 -                 -
                                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..................   $    1,916,302             1,680           593,116                 -
                                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................................              170                 -                 -                 -
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................          688,841               226            58,276                 -
  Units redeemed .......................................         (495,420)              (56)             (149)                -
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................          193,591               170            58,127                 -
                                                           ==============    ==============    ==============    ==============

                                                                      WRRealEstS                          WRSciTech
                                                           --------------------------------    --------------------------------
                                                                2004              2003              2004              2003
                                                           --------------    --------------    --------------    --------------
Investment activity:
  Net investment income (loss) .........................            3,755                 -           (34,732)             (753)
  Realized gain (loss) on investments ..................            1,425                 -            13,186             1,865
  Change in unrealized gain (loss) on investments ......           65,362                 -           701,693            17,158
  Reinvested capital gains .............................           13,737                 -                 -                 -
                                                           --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ..........           84,279                 -           680,147            18,270
                                                           --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............................          966,279                 -         5,821,381           134,929
  Transfers between funds ..............................          117,639                 -           150,147                 -
  Redemptions (note 3) .................................          (10,056)                -          (117,348)           (3,713)
  Annuity benefits .....................................                -                 -            (8,301)           (2,775)
  Annual contract maintenance charges (note 2) .........                -                 -                (7)                -
  Contingent deferred sales charges (note 2) ...........                -                 -              (109)                -
  Adjustments to maintain reserves .....................           (7,428)                -               306               (63)
                                                           --------------    --------------    --------------    --------------
      Net equity transactions ..........................        1,066,434                 -         5,846,069           128,378
                                                           --------------    --------------    --------------    --------------
Net change in contract owners' equity ..................        1,150,713                 -         6,526,216           146,648
Contract owners' equity beginning of period ............                -                 -           146,648                 -
                                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..................        1,150,713                 -         6,672,864           146,648
                                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................................                -                 -            11,420                 -
                                                           --------------    --------------    --------------    --------------
  Units purchased ......................................           93,964                 -           590,727            11,726
  Units redeemed .......................................             (906)                -           (17,606)             (306)
                                                           --------------    --------------    --------------    --------------
  Ending units .........................................           93,058                 -           584,541            11,420
                                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              WRSmCap                     WRSmCpVal               WRValue
                                                     --------------------------    -------------------   --------------------------
                                                         2004           2003           2004       2003       2004           2003
                                                     -----------    -----------    -----------    ----   -----------    -----------
Investment activity:
  Net investment income (loss) ...................   $   (26,271)        (1,106)       (18,029)      -        56,414           (672)
  Realized gain (loss) on investments ............        16,556          2,180            605       -         8,341          2,580
  Change in unrealized gain (loss)
   on investments ................................       472,752         19,306        187,505       -     1,061,708         35,835
  Reinvested capital gains .......................             -              -        182,767       -             -              -
                                                     -----------    -----------    -----------    ----   -----------    -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       463,037         20,380        352,848       -     1,126,463         37,743
                                                     -----------    -----------    -----------    ----   -----------    -----------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................     3,842,555        190,340      3,495,555       -    12,785,316        197,693
  Transfers between funds ........................       222,590              -         33,966       -       132,717              -
  Redemptions (note 3) ...........................       (82,859)        (7,428)       (88,102)      -      (161,460)        (7,561)
  Annuity benefits ...............................        (9,241)        (2,134)           (99)      -       (11,400)        (6,463)
  Annual contract maintenance charges
   (note 2) ......................................            (2)             -             (5)      -           (13)             -
  Contingent deferred sales charges
   (note 2) ......................................           (98)             -           (149)      -          (782)             -
  Adjustments to maintain reserves ...............           389           (206)            72       -           666           (594)
                                                     -----------    -----------    -----------    ----   -----------    -----------
      Net equity transactions ....................     3,973,334        180,572      3,441,238       -    12,745,044        183,075
                                                     -----------    -----------    -----------    ----   -----------    -----------
Net change in contract owners' equity ............     4,436,371        200,952      3,794,086       -    13,871,507        220,818
Contract owners' equity beginning of period ......       203,401          2,449              -       -       243,059         22,241
                                                     -----------    -----------    -----------    ----   -----------    -----------
Contract owners' equity end of period ............   $ 4,639,772        203,401      3,794,086       -    14,114,566        243,059
                                                     ===========    ===========    ===========    ====   ===========    ===========

CHANGES IN UNITS:
  Beginning units ................................        14,658            236              -       -        19,279          2,174
                                                     -----------    -----------    -----------    ----   -----------    -----------
  Units purchased ................................       412,838         14,883        360,566       -     1,396,746         17,641
  Units redeemed .................................       (23,285)          (461)       (15,397)      -      (147,857)          (536)
                                                     -----------    -----------    -----------    ----   -----------    -----------
  Ending units ...................................       404,211         14,658        345,169       -     1,268,168         19,279
                                                     ===========    ===========    ===========    ====   ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-12
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

               Portfolios of the Waddell & Reed Target Funds, Inc. (W & R Target
                Funds);
                 W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                 W & R Target Funds - Balanced Portfolio (WRBal)
                 W & R Target Funds - Bond Portfolio (WRBnd)
                 W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                 W & R Target Funds - Dividend Income Portfolio (WRDivInc)
                 W & R Target Funds - Growth Portfolio (WRGrowth)
                 W & R Target Funds - High Income Portfolio (WRHiInc)
                 W & R Target Funds - International II Portfolio (WRIntIII)
                 W & R Target Funds - International Portfolio (WRIntl)
                 W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                 W & R Target Funds - Micro Cap Growth Portfolio (WRMicCpGr)
                 W & R Target Funds - Money Market Portfolio (WRMMkt)
                 W & R Target Funds - Mortgage Securities Portfolio (WRMortSec) W & R Target Funds - Real Estate Securities Portfolio
                  (WRRealEstS)
                 W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Growth Portfolio (WRSmCap)
                 W & R Target Funds - Small Cap Value Portfolio (WRSmCpVal)
                 W & R Target Funds - Value Portfolio (WRValue)

          At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For immediate annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year to 0% after the end of the seventh contract year. For deferred annuity contracts this charge will not exceed 8% of the purchase payments withdrawn and declines a specified percentage each year to 0% after the end of the seventh contract year. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.50% and 1.25% for immediate annuity and deferred annuity contracts, respectively.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004.

                     Total   WRAsStrat       WRBal       WRBnd    WRCoreEq    WRDivInc    WRGrowth     WRHiInc
                 ---------   ---------   ---------   ---------   ---------   ---------   ----------   ---------
1.25% .........  $  86,068       9,094       5,594       5,534       7,302       4,759       13,472       5,450
1.30% .........     16,686       1,363         961         698       1,668         430        2,739         558
1.35% .........     18,722       2,492         836       1,490       1,111         599        2,893       1,193
1.40% .........     67,033       6,816       4,553       4,559       6,216       4,411       10,397       3,899
1.50% .........    128,673      14,907      12,185       8,110      12,377       3,552       24,379       9,579
1.55% .........     11,046       1,575         335         658         883         968        1,064       1,182
1.60% .........        208          37           -           -           -          36           46          14
1.65% .........     46,307       5,120       2,704         991       2,927       2,633        8,220       2,928
1.70% .........        236           -           -           -           -           -            -           -
1.75% .........     86,753      10,293       8,417       4,209       9,680       4,395       23,221       2,054
1.80% .........     11,896         959         605         325       1,065         225        6,391           -
1.85% .........     14,026       1,759       1,461         832       1,434         514        2,649         232
1.90% .........     50,678       5,622       4,465       2,601       5,360       4,780       12,519       1,151
2.00% .........     33,647       4,649       3,762       1,323       3,646       1,442        8,660       1,066
2.05% .........      3,660         386         207         226         396         700          244           7
2.10% .........     14,191       2,210       1,773          61       1,056          30        1,043         560
2.15% .........      9,825         661       1,370       2,264         909         227        1,854           -
2.25% .........     19,736       2,916       2,336         972       2,375         176        3,798           -
2.30% .........        275          70          41           -           -          41           82           -
2.35% .........      4,507         347         731         263         749          73        1,191           -
2.40% .........      2,257          16         155           -         394         285          798           -
2.45% .........      2,381         212         303         113         411           -          964           -
2.50% .........      9,174         319         588          80         587          60        3,498           -
2.60% .........      8,282         927       1,003           -         251           -        1,572          19
2.75% .........      1,591         205          99         192         101         101          394           -
                 ---------   ---------   ---------   ---------   ---------   ---------   ----------   ---------
  Totals ......  $ 647,858      72,955      54,484      35,501      60,898      30,437      132,088      29,892
                 =========   =========   =========   =========   =========   =========   ==========   =========

                  WRIntlII      WRIntl    WRLTBond   WRMicCpGr      WRMMkt   WRMortSec   WRRealEstS   WRSciTech
                 ---------   ---------   ---------   ---------   ---------   ---------   ----------   ---------
1.25% .........  $   1,561       2,373       5,906         914       1,410         121          154       5,772
1.30% .........        204       3,368         621         342         431           -            5         811
1.35% .........        736         660         299         245         324          15            6       1,384
1.40% .........      1,001       1,638       2,394       1,309       2,829         104          300       5,306
1.50% .........      1,059       4,443       4,822       1,043       1,632         215          678       8,229
1.55% .........        226         245         601          24          44         213          281         808
1.60% .........          -           -          17          10           -           -           14           -
1.65% .........      1,352       1,519         941       1,005         451         132          190       3,700
1.70% .........          -           -         236           -           -           -            -           -
1.75% .........        766         742       2,987         816         317         226          201       1,924
1.80% .........          -           -         100           -           -           -            -          99
1.85% .........         85         441       1,019          45         623          22           62         461
1.90% .........        325         552       1,461         222          15         143           64         639
2.00% .........         56         541       1,153          54         750           -          232         323
2.05% .........          7          32         477           7          30           -            -           -
2.10% .........        431         402          24         713          21           -            -       1,314
2.15% .........         53         169         373           -           3           -            -          51
2.25% .........        233         129         520          17         848           -            -       3,275
2.30% .........          -           -           -           -           -           -            -           -
2.35% .........        102           -          86          22           -           -            -         269
2.40% .........          -           -         150           -         122           -            -           -
2.45% .........          -           -           -          14           -           -            -          82
2.50% .........          -           -          30           -           -           -            -           -
2.60% .........        146         674         756           -           -           -            -         285
2.75% .........          -           -           -           -           -           -            -           -
                 ---------   ---------   ---------   ---------   ---------   ---------   ----------   ---------
  Totals ......  $   8,343      17,928      24,973       6,802       9,850       1,191        2,187      34,732
                 =========   =========   =========   =========   =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

                   WRSmCap   WRSmCpVal     WRValue
                 ---------   ---------   ---------
1.25% .........  $   4,658       3,619       8,375
1.30% .........      1,026         292       1,169
1.35% .........        764       1,001       2,674
1.40% .........      2,806       2,140       6,355
1.50% .........      6,932       2,524      12,007
1.55% .........        497         487         955
1.60% .........          -          17          17
1.65% .........      2,688       3,173       5,633
1.70% .........          -           -           -
1.75% .........      1,632       1,326      13,547
1.80% .........        115          18       1,994
1.85% .........        453         312       1,622
1.90% .........        508         517       9,734
2.00% .........      1,163         132       4,695
2.05% .........        159          12         770
2.10% .........      1,675       1,292       1,586
2.15% .........        248         200       1,443
2.25% .........         32         234       1,875
2.30% .........          -           -          41
2.35% .........        192         106         376
2.40% .........          -           -         337
2.45% .........         69           -         213
2.50% .........          -           -       4,012
2.60% .........        654         627       1,368
2.75% .........          -           -         499
                 ---------   ---------   ---------
  Totals .....   $  26,271      18,029      81,297
                 =========   =========   =========

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $183,093 and $0, respectively, and total transfers from the Account to the fixed account were $481,653 and $74,492, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $359,600 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For Purchase Payment Credits, the Company contributed $50,232 and $0 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the two-year period ended December 31, 2004 and for the period October 24, 2002 (commencement of operations) through December 31, 2002. Beginning in 2004 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

                                  Contract                                                     Investment
                                   Expense                        Unit            Contract       Income             Total
                                    Rate*         Units        Fair Value      Owners' Equity    Ratio**           Return***
                                -------------   ---------   ----------------   --------------  ----------   ------------------------
     W & R Target Funds, Inc. - Asset Strategy Portfolio
       2004 ..................  1.25% to 2.75%  1,140,922   $ 10.89 to 10.75   $   12,631,594      2.42%    8.91% to 7.53% (a) (b)
       2003 ..................       1.50%         47,341        11.01                521,371      1.94%             9.80%
       2002 ..................       1.50%          6,616        10.03                 66,358      3.14%         0.29% (a) (b)
     W & R Target Funds, Inc. - Balanced Portfolio
       2004 ..................  1.25% to 2.75%    746,129    10.49 to 10.36         8,058,694      2.67%    4.94% to 3.61% (a) (b)
       2003 ..................       1.50%         30,976        11.79                365,215      1.16%            17.31%
       2002 ..................       1.50%          4,306        10.05                 43,279      3.72%         0.51% (a) (b)
     W & R Target Funds, Inc. - Bond Portfolio
       2004 ..................  1.25% to 2.75%    545,478    10.11 to 9.98          5,557,668      8.10%    1.13% to -0.15% (a) (b)
       2003 ..................       1.50%         23,626        10.41                245,885      6.73%             2.62%
       2002 ..................       1.50%          8,694        10.14                 88,170      8.21%         1.41% (a) (b)
     W & R Target Funds, Inc. - Core Equity Portfolio
       2004 ..................  1.25% to 2.75%    941,977    10.74 to 10.61        10,330,171      1.15%    7.45% to 6.09% (a) (b)
       2003 ..................       1.50%         40,779        11.63                474,336      1.14%            15.51%
       2002 ..................       1.50%         10,426        10.07                104,991      1.17%         0.70% (a) (b)
     W & R Target Funds, Inc. - Dividend Income Portfolio
       2004 ..................  1.25% to 2.75%    594,461    10.71 to 10.58         6,357,667      1.21%    7.14% to 5.78% (a) (b)
     W & R Target Funds, Inc. - Growth Portfolio
       2004 ..................  1.25% to 2.75%  2,098,409     9.90 to 9.77         21,316,692      0.52%   -1.03% to -2.29% (a) (b)
       2003 ..................       1.50%         54,968        11.97                657,969      0.00%            21.21%
       2002 ..................       1.50%          6,924         9.88                 68,376      0.03%        -1.25% (a) (b)
     W & R Target Funds, Inc. - High Income Portfolio
       2004 ..................  1.25% to 2.60%    484,274    10.77 to 10.65         5,459,781     12.44%    7.74% to 6.51% (a) (b)
       2003 ..................       1.50%         18,880        12.08                228,081     12.27%            17.94%
       2002 ..................       1.50%          3,312        10.24                 33,924     15.99%         2.43% (a) (b)
     W & R Target Funds, Inc. - International II Portfolio
       2004 ..................  1.25% to 2.60%    191,781    11.36 to 11.23         2,221,395      1.89%   13.57% to 12.27% (a) (b)
     W & R Target Funds, Inc. - International Portfolio
       2004 ..................  1.25% to 2.60%    277,459    10.78 to 10.66         3,126,650      1.19%    7.84% to 6.61% (a) (b)
       2003 ..................       1.50%          4,648        11.98                 55,690      2.57%            23.02%
       2002 ..................       1.50%            494         9.74                  4,811      0.96%        -2.61% (a) (b)
     W & R Target Funds, Inc. - Limited-Term Bond Portfolio
       2004 ..................  1.25% to 2.60%    401,599      9.95 to 9.84         4,011,714      5.30%   -0.45% to -1.59% (a) (b)
       2003 ..................       1.50%         10,488         10.31               108,111      3.98%             1.61%
       2002 ..................       1.50%          4,095         10.14                41,543      4.68%         1.45% (a) (b)
     W & R Target Funds, Inc. - Micro Cap Growth Portfolio
       2004 ..................  1.25% to 2.45%    132,925     10.38 to 10.27        1,385,193      0.00%     3.76% to 2.70% (a) (b)
     W & R Target Funds, Inc. - Money Market Portfolio
       2004 ..................  1.25% to 2.40%    193,590      9.94 to 9.83         1,916,302      0.65%        -0.57% to -1.72%
       2003 ..................       1.50%            170          9.88                 1,680      0.36%            -0.99%
     W & R Target Funds, Inc. - Mortgage Securities Portfolio
       2004 ..................  1.25% to 1.90%     58,127     10.22 to 10.19          593,116      3.68%     2.18% to 1.90% (a) (b)
     W & R Target Funds, Inc. - Real Estate Securities Portfolio
       2004 ..................  1.25% to 2.00%     93,058     12.38 to 12.34        1,150,713      1.03%   23.80% to 23.42% (a) (b)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                  Contract                                                     Investment
                                   Expense                        Unit            Contract       Income             Total
                                    Rate*         Units        Fair Value      Owners' Equity    Ratio**           Return***
                                -------------   ---------   ----------------   --------------  ----------  ------------------------
     W & R Target Funds, Inc. - Science & Technology Portfolio
       2004 ..................  1.25% to 2.60%    584,541   $ 10.75 to 10.62   $    6,672,864      0.00%     7.46% to 6.23% (a) (b)
       2003 ..................       1.50%         11,420         12.84               146,648      0.00%             28.50%
     W & R Target Funds, Inc. - Small Cap Growth Portfolio
       2004 ..................  1.25% to 2.60%    404,211     10.69 to 10.57        4,639,772      0.00%     6.89% to 5.67% (a) (b)
       2003 ..................       1.50%         14,658         13.88               203,401      0.00%             33.73%
       2002 ..................       1.50%            236         10.38                 2,449      0.00%              3.76% (a) (b)
     W & R Target Funds, Inc. - Small Cap Value Portfolio
       2004 .................. 1.25% to 2.60%     345,169     10.80 to 10.68        3,794,086      0.00%     8.04% to 6.80% (a) (b)
     W & R Target Funds, Inc. - Value Portfolio
       2004 ..................  1.25% to 2.75%  1,268,168     10.79 to 10.65       14,114,566      1.92%     7.92% to 6.55% (a) (b)
       2003 ..................      1.50%          19,279         12.61               243,059      0.93%             23.24%
       2002 ..................      1.50%           2,174         10.23                22,241      1.57%              2.30% (a) (b)
                                                                               --------------

     2004 Contract owners' equity ..........................................   $  113,338,638
                                                                               ==============

     2003 Contract owners' equity ..........................................   $    3,251,446
                                                                               ==============

     2002 Contract owners' equity ..........................................   $      476,142
                                                                               ==============

     * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contract holder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-12:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE


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Insurance Company